Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Voluntary deposits at central banks	$ 3,308,040	$ 2,451,150
Bank balances	1,759,018	1,506,727
Short-term investments	854,846	153,743
Reverse repurchase agreement in foreign currency	61	59,519
Other cash and cash equivalents	1,475	1,177
Total	$ 5,923,440	$ 4,172,316	$ 2,705,675	$ 2,343,780